FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Disclosure of Financial Assets and Liabilities [Line Items]
Cash	$ 157,258	$ 93,922
Accounts payable and accrued liabilities	$ 19,377	$ 14,900
Decrease in interest rate generated on cash	0.01
Reduction in interest income due to interest rate decline	$ 1,483
Interest rate risk, term	1 year
Financial liabilities, measured at amortized cost: | Accounts payable and accrued liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 19,377